Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregates Revenue in Each Segment	The following table disaggregates the Company’s revenue in each segment for the years ended March 31, 2026, 2025 and 2024:

	For the year ended March 31,
	2026	2025	2024
Revenue from offline wholesale	$117,872,139	$118,864,443	$123,994,053
Revenue from online platform	14,291,595	1,107,195	-
Total revenue	$132,163,734	$119,971,638	$123,994,053

Schedule of Cash, Cash Equivalents and Restricted Cash

The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Cash and cash equivalents	$17,905,262	$12,779,781
Restricted cash	8,519	5,761,294
Cash, cash equivalents and restricted cash	$17,913,781	$18,541,075

Schedule of Allowance for Credit Losses	The roll forward for the allowance for credit losses for the year end March 31, 2026, is as follows:
	For the year end March 31, 2026
	Account receivable	Other receivables	Total
Allowance for credit losses as of March 31, 2025	$110,293	2,024,405	$2,134,698
Credit loss addition (reversal)	330,386	(554,833)	(224,447)
Ending allowance for credit losses	$440,679	1,469,572	$1,910,251

Schedule of Estimated Useful Lives of Property And Equipment	Leasehold improvements are amortized over the shorter of lease term or remaining lease period of the underlying assets. Following are the estimated useful lives of the Company’s property and equipment:
Estimated Useful Life
Motor vehicles	4 years
Office equipment & furniture	1-5 years

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are as follows:
Estimated Useful Life
Land use rights	50 years
Software	3-10 years
Customer relationship	10 years

Schedule of Exchange Rates Used to Translate

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the audited consolidated financial statements or otherwise disclosed in this report were as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Balance sheet items, except for the registered and paid-up capital, as of end of period/year	USD1: RMB 6.8980	USD1: RMB 7.2567	USD1: RMB 7.2203

Amounts included in the statement of Operations and statement of cash flows for the period/ year ended	USD1: RMB 7.1019	USD1: RMB 7.2163	USD1: RMB 7.1671